Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Segment Informations

	Upstream		Downstream	Gas and Power	Central Administration and Others	Consolidation Adjustments (1)	Total
For the year ended December 31, 2022
Revenues	51		16,016	2,304	386	-	18,757
Revenues from intersegment sales	7,134		109	391	779	(8,413)	-

Revenues	7,185		16,125	2,695	1,165	(8,413)	18,757

Operating profit / (loss)	1,306	(4)	1,523	90	(401)	(36)	2,482
Income from equity interests in associates and joint ventures	-		256	195	(5)	-	446

Net financial results							128
Net profit before income tax							3,056
Income tax							(822)
Net profit							2,234

Acquisitions of property, plant and equipment	3,378		837	78	166	-	4,459
Acquisitions of right-of-use assets	204		102	-	-	-	306
Assets	11,317		9,980	2,765	2,018	(168)	25,912

Other income statement items
Depreciation of property, plant and equipment (3)	1,935		477	48	91	-	2,551
Amortization of intangible assets	-		29	12	2	-	43
Depreciation of right-of-use assets	140		59	20	-	(5)	214
Impairment of property, plant and equipment (2)	123		-	-	-	-	123

For the year ended December 31, 2021
Revenues	49		11,220	2,069	344	-	13,682
Revenues from intersegment sales	5,820		64	161	484	(6,529)	-

Revenues	5,869		11,284	2,230	828	(6,529)	13,682

Operating profit / (loss)	66	(4)	945	10	(184)	(138)	699
Income from equity interests in associates and joint ventures	-		153	134	-	-	287

Net financial results							(271)
Net profit before income tax							715
Income tax							(699)
Net profit							16

Acquisitions of property, plant and equipment	2,162		406	27	71	-	2,666
Acquisitions of right-of-use assets	172		105	7	-	-	284
Assets	10,481		8,597	2,570	1,775	(133)	23,290

Other income statement items
Depreciation of property, plant and equipment (3)	2,249		456	28	83	-	2,816
Amortization of intangible assets	-		39	8	4	-	51
Depreciation of right-of-use assets	129		61	17	-	(6)	201
Impairment of property, plant and equipment and intangible assets (2)	115		-	-	-	-	115

	Upstream		Downstream	Gas and Power	Central Administration and Others	Consolidation Adjustments (1)	Total
For the year ended December 31, 2020
Revenues	33		7,814	1,656	187	-	9,690
Revenues from intersegment sales	4,222		48	116	368	(4,754)	-

Revenues	4,255		7,862	1,772	555	(4,754)	9,690

Operating profit / (loss)	(444)	(4)	89	(272)	(290)	113	(804)
Income from equity interests in associates and joint ventures	-		57	131	-	-	188

Net financial results							(221)
Net loss before income tax							(837)
Income tax							(184)
Net loss							(1,021)

Acquisitions of property, plant and equipment	886		319	58	62	-	1,325
Acquisitions of right-of-use assets	148		1	-	-	-	149
Assets	10,876		7,694	2,490	1,818	4	22,882

Other income statement items
Depreciation of property, plant and equipment (3)	1,854		484	23	99	-	2,460
Amortization of intangible assets	1		39	3	5	-	48
Depreciation of right-of-use assets	129		90	40	-	(5)	254
Impairment / (Recovery) of property, plant and equipment and intangible assets, net (2)	45		-	7	1	-	53

(1)	Corresponds to the elimination among business segments of the YPF Group.
(2)	See Notes 2.c), 7 and 8.
(3)	Includes depreciation of charges for impairment of property, plant and equipment.
(4)	Includes (26), (10) and (49) of unproductive exploratory drillings as of December 31, 2022, 2021 and 2020, respectively.

Summary of Revenue and Property, Plant and Equipment by Geographic Area
The distribution of “Revenues” by geographic area, according to the markets for which they are intended, for the years ended on December 31, 2022, 2021 and 2020, and property, plant and equipment by geographic area as of December 31, 2022, 2021 and 2020 are as follows:

	Revenues			Property, plant and equipment
	2022	2021	2020	2022	2021	2020
Argentina	16,420	12,074	8,466	17,500	16,002	16,409
Mercosur and associated countries	1,107	668	410	10	1	4
Rest of the world	816	687	336	-	-	-
Europe	414	253	478	-	-	-

	18,757	13,682	9,690	17,510	16,003	16,413